Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Parenthetical) (Detail) (Long Term Marketable Securities [Member], Minimum [Member])
12 Months Ended
Dec. 31, 2012
Long Term Marketable Securities [Member] | Minimum [Member]
Long Term Debt Maturity [Line Items]
Maximum maturity period of securities	5 years